Commitments, Contingencies and Guarantees (Details) - USD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2023	Jan. 31, 2023
Commitments, Contingencies and Guarantees
Unrecognized aggregate liability for the unvested DSUs	$ 800
Unrecognized aggregate liability for the unvested CRSUs	$ 1,000
Equity derivatives, number of common shares held (in shares)	308,427
DSU liability, number of common shares (in shares)	308,427
Contingent consideration	$ 46,947	$ 30,949
GreenMile, NetCHB, XPS and Supply Vision
Commitments, Contingencies and Guarantees
Maximum potential performance-based contingent consideration	$ 213,000
Period for revenue performance targets	2 years
Contingent consideration	$ 46,900